FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended MARCH 31,2013
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  John McEwing
Title: Compliance Officer
Phone: +44-207-858-1070

Signature, Place and Date of Signing

SIGNATURE:	John McEwing


PLACE:		London, UNITED KINGDOM


DATE:		April 11, 2013
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	37 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 1996423.243 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL         COL  COL  COL
1                    2          3         4           5           6    7    8
_______________________________________________________________________________
	             Title of             Value    NO.    SH/PUT  INV  OTH  VOTE
Name of Issuer	     Class    CUSIP     (x$1000)  SHARES PRN/CALL DISC MGRS AUTH
_______________________________________________________________________________
TURKCELL ILET. HI   ADR      900111204   3244.534    194984      SH  Sole None None
TURKCELL ILET. HI   ADR      900111204   22448.891   1349092     SH  Sole None Sole
Barrick Gold        STK      67901108    81525.519   2779900     SH  Sole None None
Barrick Gold        STK      67901108    181375.996  6184654     SH  Sole None Sole
CHESAPEAKE ENERGY   STK      165167107   73573.968   3604800     SH  Sole None None
CHESAPEAKE ENERGY   STK      165167107   166786.663  8171811     SH  Sole None Sole
CITIGROUP INC       STK      172967424   96527.256   2181900     SH  Sole None None
CITIGROUP INC       STK      172967424   209574.790  4737224     SH  Sole None Sole
EMBRAER SA          ADR      29082A107   10863.156   304546      SH  Sole None None
EMBRAER SA          ADR      29082A107   47924.678   1343557     SH  Sole None Sole
GAZPROM-ADR         ADR      368287207   18285.475   2138652     SH  Sole None Sole
GUESS? INC          STK      401617105   289.865     11674       SH  Sole None Sole
HEWLETT PACKARD     STK      428236103   98342.384   4125100     SH  Sole None None
HEWLETT PACKARD     STK      428236103   231338.115  9703780     SH  Sole None Sole
HJ HEINZ CO         STK      423074103   1797.644    24874       SH  Sole None Sole
INFOSYS LTD         ADR      456788108   11094.678   205800      SH  Sole None None
INFOSYS LTD         ADR      456788108   37413.540   694000      SH  Sole None Sole
JOHNSON & JOHNSON   STK      478160104   2429.839    29803       SH  Sole None Sole
LEXMARK INTL        STK      529771107   248.160     9400        SH  Sole None Sole
LUKOIL OAO          ADR      677862104   7569.383    117537      SH  Sole None None
MICROSOFT CORP      STK      594918104   82905.242   2898278     SH  Sole None None
MICROSOFT CORP      STK      594918104   191463.563  6693360     SH  Sole None Sole
NATUZZI SPA         ADR      63905A101   97.216      43400       SH  Sole None Sole
NEWFIELD EXPL.      STK      651290108   315.001     14050       SH  Sole None Sole
PEPSICO INC         STK      713448108   2118.012    26773       SH  Sole None Sole
PETROBRAS           ADR      71654V101   8854.623    487858      SH  Sole None None
PETROBRAS           ADR      71654V101   38552.361   2124097     SH  Sole None Sole
PFIZER INC          STK      717081103   95506.398   3309300     SH  Sole None None
PFIZER INC          STK      717081103   157541.574  5458821     SH  Sole None Sole
SAMSUNG             GDR      796050888   6427.008    9564        SH  Sole None Sole
SK TELECOM          ADR      78440P108   5703.800    319183      SH  Sole None None
SK TELECOM          ADR      78440P108   27601.484   1544571     SH  Sole None Sole
SONIC CORP          STK      835451105   269.192     20900       SH  Sole None Sole
TELEKOMUNIKA        ADR      715684106   3247.428    72037       SH  Sole None None
TELEKOMUNIKA        ADR      715684106   31232.190   692817      SH  Sole None Sole
TERNIUM SA          ADR      880890108   7798.771    383232      SH  Sole None None
TERNIUM SA          ADR      880890108   34134.846   1677388     SH  Sole None Sole